Share-based Payments - expense recognized for participant services (Details) € / shares in Units, € in Thousands								1 Months Ended	12 Months Ended
	Dec. 31, 2021 Options USD ($) € / shares	Sep. 15, 2021 € / shares	Sep. 14, 2021	Aug. 31, 2021 € / shares	Jul. 31, 2021 € / shares	Jun. 30, 2021 € / shares	Mar. 31, 2021 € / shares	Mar. 31, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 € / shares	Dec. 31, 2021 Options	Dec. 31, 2021 shares	Dec. 31, 2021	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 € / shares	Dec. 31, 2020 Options	Dec. 31, 2020 shares	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €									€ 29,286
Expense arising from cash-settled share-based payments | €															€ 50,316
Expense arising from share-based payments | €									48,349						50,908
Outstanding at January 1 | $										4,239,788
Outstanding at December 31 | $	6,276,829									6,276,829
Discount for lack of marketability																			5.00%
Expected volatility (%)																			154.00%
Probability of direct IPO																			0.00%
Probability of indirect IPO																			60.00%
Probability of other scenarios																			40.00%
Fair value option per share	€ 6.12	€ 7.89		€ 7.71	€ 7.36	€ 7.05	€ 7.13									€ 6.05
General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €									29,286						50,316
Granted during the year | Options												0
Outstanding at December 31	€ 0										€ 0
Discount for lack of marketability			100.00%					85.00%
Fair value option per share																€ 6.05
General population and executives - standard ESOP | Equity-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1 | Options												13,962,159
Granted during the year | $										4,019,799
Forfeited during the year | Options												(757,105)
Transferred from cash-settled | shares													2,348,454					13,962,159
Outstanding at December 31 | Options	19,573,307											19,573,307					13,962,159
Outstanding at January 1											0.00
Granted during the year											0.00
Forfeited during the year											€ 0.00
Transferred from cash-settled											0.00					0.00
Outstanding at December 31	€ 0.00										€ 0.00					€ 0.00
General population and executives - standard ESOP | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1										2,348,454		2,348,454					14,593,556
Granted during the year | Options																	2,799,860
Forfeited during the year | Options																	(1,082,803)
Transferred from cash-settled | shares													(2,348,454)					(13,962,159)
Outstanding at December 31																	2,348,454
Outstanding at January 1											€ 0.00					0.00
Granted during the year																0.00
Forfeited during the year																€ 0.00
Transferred from cash-settled											0.00					0.00
Outstanding at December 31																€ 0.00
General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €									77
Expense arising from share-based payments | €									77
Granted during the year | $										0
Assigned during the year | shares													162,800
Outstanding at December 31 | Options	162,800											162,800
Assigned during the year											0.12
Outstanding at December 31	€ 0.12										€ 0.12
Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €									2,135
Expense arising from share-based payments | €									2,135
Granted during the year | Options												1,888,477
Outstanding at December 31 | Options	1,888,477											1,888,477
Granted during the year											7.90
Outstanding at December 31	€ 7.90										7.90
Expected volatility (%)														118.90%
Executives - ESOP modified | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate														0.75%
Expected exercise term | $										2
Executives - ESOP modified | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate														0.71%
Expected exercise term | $										4
Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €									1,178
Expense arising from share-based payments | €									1,178
Granted during the year | Options												1,050,913
Outstanding at December 31 | Options	1,050,913											1,050,913
Granted during the year											0.12
Outstanding at December 31	€ 0.12										0.12
Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €									2,296
Expense arising from share-based payments | €									2,296
Granted during the year | Options												7,036,501
Outstanding at December 31 | Options	7,036,501											7,036,501
Granted during the year											8.15
Outstanding at December 31	€ 8.15										8.15
Expected volatility (%)														121.80%
Expected exercise term | $										4
Executives - Performance-based stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate														0.69%
Executives - Performance-based stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate														0.66%
Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €									3,505
Granted during the year | Options												2,951,000
Outstanding at December 31 | Options	2,951,000											2,951,000
Granted during the year											7.25
Outstanding at December 31	€ 7.25										€ 7.25
Expected volatility (%)														121.90%
Risk free rate														(0.69%)
Expected dividend yield														0.00%
Expected exercise term | $										4
Executives - Success fees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €									1,844						592
Expense arising from cash-settled share-based payments | €									2,590
Expense arising from share-based payments | €									4,434						€ 592
Expected volatility (%)														68.00%
Expected exercise term | $										2
Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €									5,438
Expected volatility (%)														126.00%
Risk free rate														(0.62%)
Expected dividend yield														0.00%
Expected exercise term | $										3.7
Executives - Joint Stock Ownership plan (JSOP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €									3,762
Executives - shadow bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €									€ 1,676